Leases - Summary of Movements in Lease Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	$ 2,576
At the end of the financial year	3,019	$ 2,576
Comprising:
Current liabilities	521	519
Non-current liabilities	2,498	2,057
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	2,576	3,896
Additions	542	866
Remeasurements of index-linked freight contracts	53	(369)
Lease payments	(706)	(1,288)
Foreign exchange movement	12	(126)
Amortisation of discounting	130	125
Divestment and demerger of subsidiaries and operations		(492)
Transfers and other movements	(11)	(36)
At the end of the financial year	3,019	2,576
Comprising:
Current liabilities	521	519
Non-current liabilities	2,498	$ 2,057
Lease liabilities [member] | OZ Minerals Limited [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Acquisition of subsidiaries and operations	$ 423